Business Combinations - Additional Information (Detail) - USD ($)			4 Months Ended	12 Months Ended
	Mar. 31, 2016	Aug. 17, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Consideration transferred in cash				$ 226,300,000	$ 98,900,000
Goodwill			$ 1,666,300,000	1,870,700,000	1,666,300,000	$ 1,594,000,000
Nissin Kogyo
Business Acquisition [Line Items]
Percentage of ownership interest retained by non-controlling owners	49.00%
Autoliv Nissin Brake Systems
Business Acquisition [Line Items]
Percentage of ownership interest acquired by the company	51.00%
Consideration transferred in cash	$ 262,500,000
Inventory fair value step-up adjustments in balance sheet	900,000
Business combination, net sales				391,000,000
Inventory fair value step-up adjustments in cost of sales				900,000
Acquisition related costs				2,000,000	$ 3,500,000
Goodwill	217,800,000
Business combination, acquired account receivables net	$ 1,500,000
Autoliv Nissin Brake Systems | Controlling
Business Acquisition [Line Items]
Business combination, net loss since acquisition date				7,300,000
Autoliv Nissin Brake Systems | Noncontrolling Interest
Business Acquisition [Line Items]
Business combination, net loss since acquisition date				7,000,000
Autoliv Nissin Brake Systems | Customer Contract
Business Acquisition [Line Items]
Business combination, intangible assets				$ 64,900,000
Intangible assets remaining useful life				7 years
Intangible assets, amortization method				Straight-line
Autoliv Nissin Brake Systems | Technology
Business Acquisition [Line Items]
Business combination, intangible assets				$ 64,100,000
Intangible assets, amortization method				Straight-line
Intangible assets useful life				10 years
M/A-COM Automotive Solutions Business
Business Acquisition [Line Items]
Consideration transferred in cash		$ 98,900,000
Inventory fair value step-up adjustments in balance sheet		1,700,000
Business combination, net sales			30,100,000
Inventory fair value step-up adjustments in cost of sales			1,700,000
Business combination, net loss since acquisition date			$ 700,000
Goodwill		84,500,000
Estimated earn-out undiscounted outcome maximum		30,000,000
Deferred purchase consideration		$ 14,600,000
Deferred purchase price period		2 years
Business combination, acquired account receivables net		$ 11,500,000
Business combination, acquired account receivables gross		12,200,000
Business combination, acquired account receivables not expected to be collected		700,000
Earn-out		25,000,000
Estimated earn-out undiscounted outcome minimum		18,000,000
Goodwill expected to be fully deductible for tax purposes		$ 84,500,000
M/A-COM Automotive Solutions Business | Customer Contract
Business Acquisition [Line Items]
Business combination, intangible assets				$ 37,200,000
Intangible assets remaining useful life				4 years
Intangible assets, amortization method				Accelerated method
M/A-COM Automotive Solutions Business | Technology And Intellectual Property
Business Acquisition [Line Items]
Business combination, intangible assets				$ 7,000,000
Intangible assets, amortization method				Straight-line
Intangible assets useful life				7 years 6 months